Shareholder's equity (Details) - Schedule of reserves - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Schedule of reserves [Abstract]
Legal	[1]	$ 4,892		$ 4,892		$ 4,892
Working Capital	[2]	37,857		35,005		23,789
Total		42,749		39,897	[3]	28,681	[3]
Balance as of January 1		39,897	[3]	28,681	[3]	28,322
Increase in legal reserves						31
Increase in working capital reserves		2,852		11,216		328
Balance as of December 31		$ 42,749		$ 39,897	[3]	$ 28,681	[3]

[1]	Legal Reserve - Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.
[2]	Reserves for working capital – These are eventually used to transfer earnings from the retained earnings for appropriation purposes.
[3]	Refer to Note 2.4